Pension and Other Postretirement Benefits, Weighted Average Asset Allocations by Asset Category (Details) - Pension and Postemployment Retirement Benefit Plans [Member]		Dec. 31, 2017	Dec. 31, 2016
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		100.00%	100.00%
U.S. [Member] | Total Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		58.00%	65.00%
U.S. [Member] | Total Equities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		45.00%
U.S. [Member] | Total Equities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		75.00%
U.S. [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		47.00%	55.00%
U.S. [Member] | Domestic Equity [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		30.00%
U.S. [Member] | Domestic Equity [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		60.00%
U.S. [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		11.00%	10.00%
U.S. [Member] | International Equity [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		10.00%
U.S. [Member] | International Equity [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		20.00%
U.S. [Member] | Total Fixed Income Securities and Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	[1]
Weighted-average asset allocations	[1]
U.S. [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		28.00%	22.00%
U.S. [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		20.00%
U.S. [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		40.00%
U.S. [Member] | Other, Primarily Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		7.00%	5.00%
U.S. [Member] | Other, Primarily Cash and Cash Equivalents [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		0.00%
U.S. [Member] | Other, Primarily Cash and Cash Equivalents [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		15.00%
U.S. [Member] | Real Estate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		7.00%	8.00%
U.S. [Member] | Real Estate Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		0.00%
U.S. [Member] | Real Estate Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		15.00%
Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		100.00%	100.00%
Canada [Member] | Total Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		62.00%	77.00%
Canada [Member] | Total Equities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		40.00%
Canada [Member] | Total Equities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		80.00%
Canada [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		15.00%	15.00%
Canada [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		47.00%	62.00%
Canada [Member] | Total Fixed Income Securities and Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		38.00%	23.00%
Canada [Member] | Total Fixed Income Securities and Cash and Cash Equivalents [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		20.00%
Canada [Member] | Total Fixed Income Securities and Cash and Cash Equivalents [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets		60.00%
Canada [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		25.00%	13.00%
Canada [Member] | Other, Primarily Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		13.00%	10.00%
Canada [Member] | Real Estate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations		0.00%	0.00%

[1]	NA - Not applicable. The Company’s Master Pension Trust Investment Policy does not provide an allocation percentage range to fixed income securities and cash and cash equivalents.